Performance Management	Oct. 31, 2025
Class A Shares (NCRAX), Class C Shares (NCRCX), Institutional Class Shares (NCRLX) | Neuberger Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	7.02%
Worst quarter:	Q1 2022	-5.74%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	7.02%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.74%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Core Bond Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	7.22	-0.20	2.28
Institutional Class Return After Taxes on Distributions	5.18	-1.77	0.80
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	4.24	-0.83	1.09
Class A Return Before Taxes	2.21	-1.44	1.44
Class C Return Before Taxes	5.00	-1.34	1.12
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01

Average Annual Return, Caption [Optional Text]	Core Bond Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NFIAX), Class C Shares (NFICX), Institutional Class Shares (NFIIX) | Neuberger Floating Rate Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	11.81%
Worst quarter:	Q1 2020	-13.89%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	11.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(13.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Floating Rate Income Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.30	6.15	5.36
Institutional Class Return After Taxes on Distributions	3.24	3.28	3.01
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.67	3.44	3.07
Class A Return Before Taxes	1.28	4.84	4.52
Class C Return Before Taxes	4.13	4.99	4.19
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01
Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	5.90	6.42	5.83

Average Annual Return, Caption [Optional Text]	Floating Rate Income Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NHIAX), Class C Shares (NHICX), Institutional Class Shares (NHILX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if Neuberger Berman Investment Advisers LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	9.94%
Worst quarter:	Q1 2020	-13.37%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	9.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(13.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
High Income Bond Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	8.67	3.83	5.57
Institutional Class Return After Taxes on Distributions	5.78	1.25	3.07
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.07	1.76	3.17
Class A Return Before Taxes	3.50	2.54	4.69
Class C Return Before Taxes	6.43	2.68	4.40
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	8.50	4.50	6.44

Average Annual Return, Caption [Optional Text]	High Income Bond Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NMHAX), Class C Shares (NMHCX), Institutional Class Shares (NMHIX) | Neuberger Municipal High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	7.04%
Worst quarter:	Q1 2022	-7.26%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	7.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(7.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Municipal High Income Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.54	0.93	2.76
Institutional Class Return After Taxes on Distributions	3.54	0.91	2.72
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.74	1.47	2.88
Class A Return Before Taxes	-1.23	-0.29	1.93
Class C Return Before Taxes	1.40	-0.18	1.63
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25	0.80	2.34
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)	3.62	1.29	3.06

Average Annual Return, Caption [Optional Text]	Municipal High Income Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Municipal Impact Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Prior to June 16, 2018, the Fund had a different goal and principal investment strategies, which included a policy to invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes and invest in only investment grade securities. Its performance prior to that date might have been different if the current goal and principal investment strategies had been in effect.
For Class A and Class C, the performance prior to June 16, 2018, is that of the Fund's Institutional Class. Because Institutional Class has lower expenses than Class A and Class C, its performance typically would have been better than that of Class A and Class C.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	6.19%
Worst quarter:	Q1 2022	-5.83%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	6.19%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.83%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Municipal Impact Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.88	0.37	1.68
Institutional Class Return After Taxes on Distributions	3.88	0.35	1.61
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.51	0.76	1.73
Class A Return Before Taxes	-0.92	-0.87	0.96
Class C Return Before Taxes	1.72	-0.75	0.83
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25	0.80	2.34

Average Annual Return, Caption [Optional Text]	Municipal Impact Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NMNAX), Class C Shares (NMNCX), Institutional Class Shares (NMNLX) | Neuberger Municipal Intermediate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	5.99%
Worst quarter:	Q1 2022	-6.30%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	5.99%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(6.30%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Municipal Intermediate Bond Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	4.46	0.74	1.95
Institutional Class Return After Taxes on Distributions	4.46	0.70	1.87
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.89	1.10	1.96
Class A Return Before Taxes	-0.30	-0.50	1.12
Class C Return Before Taxes	2.30	-0.38	0.82
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25	0.80	2.34
Bloomberg 7-Year G.O. Index (reflects no deduction for fees, expenses or taxes)	5.59	0.86	2.13

Average Annual Return, Caption [Optional Text]	Municipal Intermediate Bond Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class A Shares (NSTAX), Class C Shares (NSTCX), Institutional Class Shares (NSTLX) | Neuberger Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of
Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	11.07%
Worst quarter:	Q1 2020	-10.62%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	11.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Strategic Income Fund	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	9.41	3.27	4.51
Institutional Class Return After Taxes on Distributions	6.98	1.14	2.63
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.52	1.56	2.66
Class A Return Before Taxes	6.32	2.36	3.84
Class C Return Before Taxes	7.22	2.14	3.37
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01

Average Annual Return, Caption [Optional Text]	Strategic Income Fund
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Investor Class Shares (NCRIX) | Neuberger Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	6.93%
Worst quarter:	Q1 2022	-5.84%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	6.93%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(5.84%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Core Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	6.80	-0.60	1.87
Return After Taxes on Distributions	4.94	-2.01	0.56
Return After Taxes on Distributions and Sale of Fund Shares	4.00	-1.06	0.85
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01

Average Annual Return, Caption [Optional Text]	Core Bond Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NHINX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower/higher if Neuberger Berman Investment Advisers LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	9.90%
Worst quarter:	Q1 2020	-13.42%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	9.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(13.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
High Income Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	8.36	3.66	5.42
Return After Taxes on Distributions	5.54	1.15	2.99
Return After Taxes on Distributions and Sale of Fund Shares	4.89	1.66	3.08
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	8.50	4.50	6.44

Average Annual Return, Caption [Optional Text]	High Income Bond Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Investor Class Shares (NMUIX) | Neuberger Municipal Intermediate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	5.95%
Worst quarter:	Q1 2022	-6.32%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	5.95%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(6.32%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Municipal Intermediate Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.31	0.59	1.80
Return After Taxes on Distributions	4.31	0.55	1.72
Return After Taxes on Distributions and Sale of Fund Shares	3.73	0.95	1.81
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25	0.80	2.34
Bloomberg 7-Year G.O. Index (reflects no deduction for fees, expenses or taxes)	5.59	0.86	2.13

Average Annual Return, Caption [Optional Text]	Municipal Intermediate Bond Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund
Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class R6 Shares (NRCRX) | Neuberger Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
The performance prior to January 18, 2019 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class R6 would have substantially similar performance to Institutional Class because the classes are invested in the same portfolio of securities. Because Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6. Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance prior to January 18, 2019 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class R6 would have substantially similar performance to Institutional Class because the classes are invested in the same portfolio of securities. Because Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q4 2023	7.05%
Worst quarter:	Q1 2022	-5.71%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	7.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(5.71%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Core Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	7.32	-0.07	2.36
Return After Taxes on Distributions	5.24	-1.69	0.86
Return After Taxes on Distributions and Sale of Fund Shares	4.30	-0.76	1.14
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01

Average Annual Return, Caption [Optional Text]	Core Bond Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class R6 Shares (NRHIX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if Neuberger Berman Investment Advisers LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	10.10%
Worst quarter:	Q1 2020	-13.44%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	10.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(13.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
High Income Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	8.78	3.96	5.68
Return After Taxes on Distributions	5.84	1.33	3.14
Return After Taxes on Distributions and Sale of Fund Shares	5.13	1.84	3.23
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	8.50	4.50	6.44

Average Annual Return, Caption [Optional Text]	High Income Bond Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class R6 (NRSIX) | Neuberger Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	11.11%
Worst quarter:	Q1 2020	-10.60%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	11.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Strategic Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.52	3.37	4.60
Return After Taxes on Distributions	7.05	1.20	2.68
Return After Taxes on Distributions and Sale of Fund Shares	5.58	1.62	2.71
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01

Average Annual Return, Caption [Optional Text]	Strategic Income Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Trust Class Shares (NSTTX) | Neuberger Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	11.09%
Worst quarter:	Q1 2020	-10.78%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	11.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(10.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Strategic Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.03	2.90	4.13
Return After Taxes on Distributions	6.76	0.92	2.40
Return After Taxes on Distributions and Sale of Fund Shares	5.30	1.35	2.43
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01

Average Annual Return, Caption [Optional Text]	Strategic Income Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-366-6264
Class R3 Shares (NHIRX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower/higher if Neuberger Berman Investment Advisers LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	9.76%
Worst quarter:	Q1 2020	-13.51%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	9.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(13.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
High Income Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	7.97	3.19	4.90
Return After Taxes on Distributions	5.38	0.88	2.69
Return After Taxes on Distributions and Sale of Fund Shares	4.67	1.40	2.78
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	8.50	4.50	6.44

Average Annual Return, Caption [Optional Text]	High Income Bond Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700
Class E Shares (NHIEX) | Neuberger High Income Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E. Returns would have been lower/higher if Neuberger Berman Investment Advisers LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	9.90%
Worst quarter:	Q1 2020	-13.42%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	9.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(13.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
High Income Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	9.21	4.29	5.74
Return After Taxes on Distributions	6.03	1.50	3.17
Return After Taxes on Distributions and Sale of Fund Shares	5.38	2.00	3.26
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	8.50	4.50	6.44

Average Annual Return, Caption [Optional Text]	High Income Bond Fund
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com
Performance Availability Phone [Text]	800-877-9700